UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA INSURED MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Insured Municipal Fund

2/28/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 174.3%
Airport & Port Revenue – 7.1%
Port of Oakland, CA, “A”, MBIA, 5%, 2026	$500,000	$392,985
Port of Oakland, CA, “K”, FGIC, 5.75%, 2029	1,000,000	858,550
San Diego County, CA, Regional Airport Authority, AMBAC, 5.25%, 2020	500,000	450,945
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (a)	270,000	272,176

		$1,974,656

General Obligations - General Purpose – 7.4%
State of California, AMBAC, 6%, 2017	$1,000,000	$1,123,590
State of California, AMBAC, 5%, 2034	1,000,000	912,170

		$2,035,760

General Obligations - Schools – 31.6%
Allan Hancock, CA, Joint Community College (Election of 2006), “A”, FSA, 4.375%, 2031	$100,000	$84,391
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	665,000	205,818
Chabot Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 0%, 2026	970,000	352,488
Culver City, CA, School Facilities Financing Authority Rev. (Culver City Unified School District), FSA, 5.5%, 2025	1,000,000	1,074,100
Pomona, CA, Unified School District, “A”, MBIA, 6.55%, 2029	1,000,000	1,000,410
Rancho Santiago, CA, Community College District, FSA, 5.125%, 2029	175,000	177,784
Rescue, CA, Unified School District (Election of 1998), MBIA, 0%, 2026	1,125,000	409,635
San Diego, CA, Community College (Election of 2002), FSA, 5%, 2020	500,000	536,620
San Diego, CA, Unified School District (Election of 1998), “E-2”, FSA, 5.5%, 2025	1,500,000	1,646,430
Union, CA, Elementary School District, “A”, FGIC, 0%, 2018	1,630,000	1,113,013
Vallejo City, CA, Unified School District, “A”, MBIA, 5.9%, 2025	500,000	465,495
West Contra Costa, CA, Unified School District, “A”, MBIA, 5.7%, 2023	500,000	490,320
West Covina, CA, Unified School District, “A”, MBIA, 5.8%, 2021	500,000	509,635
Yuba City, CA, Unified School District, FGIC, 0%, 2018	1,000,000	657,920

		$8,724,059

Healthcare Revenue - Hospitals – 14.8%
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	$250,000	$184,563
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	405,000	332,456
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	1,000,000	879,470
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2030	500,000	341,895
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “B”, BHAC, 5%, 2041	540,000	506,493
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	500,000	480,275
Oakland, CA, Rev. (Harrison Foundation), “A”, AMBAC, 6%, 2010 (c)	1,000,000	1,043,770
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	330,460

		$4,099,382

Healthcare Revenue - Long Term Care – 4.6%
ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home), MBIA, 6%, 2024	$1,000,000	$986,100
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	250,000	280,068

		$1,266,168

Human Services – 0.4%
California Statewide Communities Development Authority Rev. (Inland Regional
Center), 5.375%, 2037	$140,000	$101,779

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 5.4%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$385,000	$332,113
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	149,077
San Francisco, CA, City & County Redevelopment Agency, Hotel Tax Rev., FSA, 6.75%, 2025	1,000,000	999,910

		$1,481,100

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$15,000	$15,352
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,202

		$35,554

Single Family Housing - State – 3.0%
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	$995,000	$837,780

Solid Waste Revenue – 1.5%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$412,575

State & Local Agencies – 27.4%
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	$725,000	$577,811
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., SBHAC, 5%, 2038	1,000,000	962,760
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	784,900
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	775,840
Huntington Park, CA, Public Financing Authority Rev., “A”, FSA, 5.25%, 2019	1,000,000	1,100,100
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2018	2,020,000	1,315,602
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2023	2,220,000	990,564
Western Placer, CA, Unified School, “B”, ASSD GTY, 5.125%, 2047	1,200,000	1,052,676

		$7,560,253

Tax - Other – 2.0%
Southern California Logistics Airport Authority (Southern California Authority Project), XLCA, 5%, 2043	$820,000	$551,253

Tax Assessment – 16.9%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$458,015
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	1,000,000	824,300
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	81,268
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), MBIA, 5.25%, 2020	1,075,000	1,181,823
Long Beach, CA, Bond Finance Authority, Tax Allocation Rev., “C”, AMBAC, 5.5%, 2031	750,000	737,333
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	454,505
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, MBIA, 4.25%, 2030	900,000	636,831
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	330,000	297,198

		$4,671,273

Tobacco – 5.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$1,500,000	$895,875

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	$1,000,000	$535,450

		$1,431,325

Transportation - Special Tax – 4.4%
Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, FSA, 5.5%, 2016 (c)	$450,000	$540,833
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, MBIA, 5%, 2030 (f)	685,000	683,171

		$1,224,004

Universities - Colleges – 8.3%
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	$45,000	$48,548
California University Rev., “C”, MBIA, 5%, 2029	1,500,000	1,462,185
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	195,000	170,206
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	386,765
University of California, “J”, FSA, 4.5%, 2035	250,000	216,703

		$2,284,407

Utilities - Investor Owned – 8.0%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$1,000,000	$964,310
California Pollution Control Financing Authority, Pollution Control Rev. (Southern California Edison Co.), “B”, MBIA, 5.45%, 2029	1,500,000	1,256,295

		$2,220,605

Utilities - Municipal Owned – 1.6%
Los Angeles, CA, Department of Water & Power Rev., “A-1”, FSA, 4.625%, 2037	$500,000	$454,840

Utilities - Other – 1.3%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$585,000	$359,927

Water & Sewer Utility Revenue – 23.3%
Azusa, CA, Public Financing Authority Rev. (Water Systems Project), FSA, 5%, 2021	$565,000	$591,775
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.7%, 2029	1,500,000	1,508,625
Hollister CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2032	770,000	683,953
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, MBIA, 5%, 2029	500,000	501,125
Los Angeles, CA, Department of Water & Power, Waterworks Rev., “C”, MBIA, 5%, 2022	1,000,000	1,040,180
Pico Rivera, CA, Water Authority Rev. (Water Systems Project), “A”, MBIA, 5.5%, 2029	2,000,000	2,109,560

		$6,435,218

Total Municipal Bonds		$48,161,918

Money Market Funds (v) – 6.7%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	1,859,513	$1,859,513

Floating Rate Demand Notes – 5.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 3/02/09	$400,000	$400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.22%, due 3/02/09	1,035,000	1,035,000

Total Floating Rate Demand Notes		$1,435,000

Total Investments		$51,456,431

Other Assets, Less Liabilities – 2.3%		626,990

Preferred shares (issued by the trust) – (88.5)%		(24,450,000)

Net Assets applicable to common shares – 100.0%		$27,633,421

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,859,513	$49,596,918	$—	$51,456,431
Other Financial Instruments	$125,070	$—	$—	$125,070

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$54,866,163

Gross unrealized appreciation	$1,342,545
Gross unrealized depreciation	(4,752,277)

Net unrealized appreciation (depreciation)	$(3,409,732)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/09

Futures contracts outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	18	$2,220,188	Jun-09	$60,546
U.S. Treasury Note 10 yr (Short)	49	5,881,531	Jun-09	64,524

				$125,070

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 2/28/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,301,544	(442,031)	1,859,513

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$461	$1,859,513

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA INSURED MUNICIPAL FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.